SUBSEQUENT EVENTS (Details Narrative) - Consulting Agreement [Member] - USD ($)	Jan. 02, 2025	Jan. 01, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly compensation		$ 7,500
Stock issued during period shares restricted stock award gross		20,000
Chief Financial Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Other Fees	$ 12,500